Post-Employment Benefits - Principal actuarial assumptions (Details)	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Post-Employment Benefits
Future salary increases	1.00%	1.00%	1.00%
Inflation rate	0.20%	0.20%	0.20%
Future pension increases	0.00%	0.00%	0.00%
Discount rate	0.15%	0.35%	0.80%